SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2024
Compensation Related Costs [Abstract]
Schedule of assumptions used for options

	Fiscal 2024	Fiscal 2023
Expected term (years)	3.00	2.75
Expected volatility	66.4%	69.0%
Risk free interest rate	4.83%	4.31%
Expected dividends	–	–

Schedule of stock option activity

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Life (Yrs.)	Value
Outstanding at September 30, 2023	92,000	$14.31
Granted	33,000	$7.60
Forfeited	(11,000)	$7.60
Expired	(33,000)	$15.12
Outstanding at September 30, 2024	81,000	$12.15	2.5	$–

Exercisable at September 30, 2024	59,000	$13.86	2.0	$–